Provisions for employee benefits - Plan assets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement
Cash and cash equivalents	€ 32	€ 115
Equity securities	39	37
Debt securities	388	238
Real estate	7	6
Derivatives	2	2
Investment funds	79	56
Assets held by insurance company	20	21
Other	65	70
Total	632	545
Level 1
Statement
Cash and cash equivalents	32	115
Equity securities	39	37
Debt securities	388	238
Real estate	7	6
Derivatives	2	2
Investment funds	79	56
Assets held by insurance company	17	18
Other	65	70
Total	629	542
Level 2 and 3 of fair value hierarchy
Statement
Assets held by insurance company	3	3
Total	€ 3	€ 3